Schedule III Real Estate Asset and Accumulated Depreciation (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Real Estate And Accumulated Depreciation [Line Items]
Debt Instrument Carrying Amount		$ 1,322,374
Carrying value of building and improvements		1,610,657
Accumulated Depreciation Carrying Value		305,132
Revolving Credit Facility
Real Estate And Accumulated Depreciation [Line Items]
Debt Instrument Carrying Amount		614,800
2032 Private Placement Notes
Real Estate And Accumulated Depreciation [Line Items]
Debt Instrument Carrying Amount	[1]	150,000	$ 150,000
United States
Real Estate And Accumulated Depreciation [Line Items]
Aggregate cost of real estate for federal income tax purposes		2,109,000
Casualty
Real Estate And Accumulated Depreciation [Line Items]
Carrying value of building and improvements		6,500
Accumulated Depreciation Carrying Value		$ 1,900

[1]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.